Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-In Capital	Retained Earnings	Total
Balance (in Shares) at Dec. 31, 2022	100	0
Balance at Dec. 31, 2022	$ 0	$ 0	$ 0	$ 12,546,990	$ 12,546,990
Cancellation of Class A Shares (in Shares)	(98)
Cancellation of Class A Shares	$ 0	0	0	0	0
Issuance of Class A Shares (in Shares)	42,291,200
Issuance of Class A Shares	$ 4,229	$ 0	3,780	0	8,009
Reclassification from Class A Shares to Class B Shares (in Shares)	(2)	2
Reclassification from Class A Shares to Class B Shares	$ 0	$ 0	0	0	0
Issuance of Class B Shares (in Shares)		99,999,998
Issuance of Class B Shares	$ 0	$ 10,000	0	0	10,000
Net income				2,253,709	2,253,709
Balance (in Shares) at Dec. 31, 2023	42,291,200	100,000,000
Balance at Dec. 31, 2023	$ 4,229	$ 10,000	3,780	14,800,699	14,818,708
Net income	$ 0	$ 0	0	2,372,842	2,372,842
Balance (in Shares) at Dec. 31, 2024	42,291,200	100,000,000
Balance at Dec. 31, 2024	$ 4,229	$ 10,000	3,780	17,173,541	17,191,550
Issuance of Class A Shares (in Shares)	1,600,000
Issuance of Class A Shares	$ 160	0	6,559,850	0	6,560,010
Net income	$ 0	$ 0	0	6,403,463	6,403,463
Balance (in Shares) at Dec. 31, 2025	43,891,200	100,000,000
Balance at Dec. 31, 2025	$ 4,389	$ 10,000	$ 6,563,630	$ 23,577,004	$ 30,155,023